Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement
14.	FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, restricted cash, other receivables, loan receivable, other payables, amounts due to related parties, bank borrowings, loans payable to third parties, convertible notes, promissory notes, derivative liabilities and warrants at fair value on a recurring basis as of December 31, 2018 and 2019. Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The Group determines the fair value of derivative liabilities and warrants with the assistance of an independent third-party appraiser, based on Level 3 inputs. To determine the fair value of the convertible notes, the Group used probability expected return method. To determine the fair value of derivative liabilities, the Group used binomial model. To determine the fair value of warrants, the Group used modified discount cash flow model.

The key assumptions used in valuation of convertible notes are summarized in the table below:

	For the years ended December 31,
	2017	2018
Probability for conversion	80%	80%
Probability for redemption	20%	20%
Remaining life	2.5–4.8	2.3–4.3

The key assumptions used in valuation of derivative liabilities are summarized in the table below:

	For the years ended December 31,
	2017	2018	2019
Probability for conversion	80%	100%	100%
Exit period	2018/6/30 – 2019/6/30	2018/6/30 – 2019/6/30	2019/12/31 – 2020/12/31
Volatility	40%	54%	77%

The key assumptions used in valuation of warrants are summarized in the table below:

For the year ended December 31, 2018
Probability for conversion	—
Conversion price discount rate	90%
14.	FAIR VALUE MEASUREMENT-continued

Measured or disclosed at fair value on a recurring basis-continued

	Fair Value Measurement as of December 31, 2019
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	256,763	—	—	256,763
Restricted cash	386,267	—	—	386,267
Promissory notes	—	174,045	—	174,045
Derivative liabilities	—	—	172,235	172,235
Total	643,030	174,045	172,235	989,310

	Fair Value Measurement as of December 31, 2018
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	778,006	—	—	778,006
Restricted cash	40,971	—	—	40,971
Promissory notes	—	361,888	—	361,888
Derivative liabilities	—	—	63,942	63,942
Total	818,977	361,888	63,942	1,244,807

The carrying amounts of other receivables, loan receivable, other payables, amounts due to related parties, bank borrowings and loans payable to third parties approximate their fair values due to their short-term maturity.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2017, 2018 and 2019:

14.	FAIR VALUE MEASUREMENT-continued

	Convertible notes	Derivative liabilities	Warrants
Balance as of January 1, 2018	499,192	18,218	—
Issuance of convertible notes	50,000	—	—
Extinguishment of convertible notes	(207,300)	—	—
Issuance of warrants	—	—	14,800
Conversion to ordinary shares	(438,720)	—	—
Changes in fair value	102,260	44,288	(14,800)
Exchange rate effect	(5,432)	1,436	—
Balance as of December 31, 2018	—	63,942	—
Changes in fair value	—	104,589	—
Exchange rate effect	—	3,704	—
Balance as of December 31, 2019	—	172,235	—

Measured or disclosed at fair value on a non-recurring basis

The Group measures goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measures long-lived assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable as a result of the impairment assessments, the Group would recognize an impairment loss based on the fair value of the assets.